Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Amount	$ 112,107	$ 111,383
Preference shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	143.6	159.6
Amount	$ 5,200	$ 5,600
Preference shares [member] | Issued capital [member] | Preferred shares class A series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 7 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 9 [member]
Disclosure of classes of share capital [line items]
Number of shares	8.0	8.0
Amount	$ 200	$ 200
Preference shares [member] | Issued capital [member] | Preferred shares class A series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 18 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 20 [member]
Disclosure of classes of share capital [line items]
Number of shares		16.0
Amount		$ 400
Preference shares [member] | Issued capital [member] | Preferred shares class A series 22 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 24 [member]
Disclosure of classes of share capital [line items]
Number of shares	18.0	18.0
Amount	$ 450	$ 450
Preference shares [member] | Issued capital [member] | Preferred shares class A series 27 [member]
Disclosure of classes of share capital [line items]
Number of shares	0.8	0.8
Amount	$ 850	$ 850
Preference shares [member] | Issued capital [member] | Preferred shares class A series 28 [member]
Disclosure of classes of share capital [line items]
Number of shares	0.8	0.8
Amount	$ 800	$ 800
Other equity securities [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	5.0	5.0
Amount	$ 5,653	$ 5,653
Other equity securities [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.8	1.8
Amount	$ 1,750	$ 1,750
Other equity securities [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 2 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.5	1.5
Amount	$ 1,500	$ 1,500
Other equity securities [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.7	1.7
Amount	$ 2,403	$ 2,403
Preferred shares and other equity instruments [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	148.6	164.6
Amount	$ 10,853	$ 11,253	$ 5,700